INCOME TAXES (Details Narrative)	12 Months Ended
Dec. 31, 2018 USD ($)
Disclosure Income Taxes Details Narrative Abstract
Net operating loss carryforward	$ 3,781,938
Net operating loss carryforward expiry period	through 2035
United states federal tax rate	21.00%
Federal state tax rate	3.60%